Events after the Reporting Period (Details) - Major ordinary share transactions € / shares in Units, € in Thousands, $ in Millions			1 Months Ended
	Sep. 30, 2024 EUR (€)	Sep. 29, 2024 EUR (€) shares	Jul. 31, 2024 USD ($)	Jul. 31, 2024 € / shares
Events after the Reporting Period
Issue of warrants and convertible loan notes for total proceeds	€ 32,000
May 2023 Warrants
Events after the Reporting Period
Percentage of increase in warrant shares			32.00%
May 2024 Prefunded Warrants
Events after the Reporting Period
Percentage of increase in warrant shares			39.00%
Class A shares
Events after the Reporting Period
Nominal value | € / shares				€ 0.01
Aggregate offering price | $			$ 100
Percentage of commission on the sale of shares for agency transactions			3.00%
Percentage of commission on the sale of shares for principal transactions			5.00%
Number of shares issued | shares		5,364,559
Net Proceeds		€ 3,670